Commitments and Contingencies (Details) - USD ($)													6 Months Ended		12 Months Ended
	May 14, 2024	Sep. 14, 2023	Jun. 23, 2023	May 02, 2023	Apr. 28, 2023	Apr. 16, 2023	Dec. 30, 2020	Dec. 31, 2019	Apr. 10, 2019	Apr. 10, 2019	Nov. 13, 2018	Nov. 13, 2018	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2016	Jul. 31, 2023	Jul. 17, 2023	Jun. 01, 2023	May 31, 2023	May 09, 2023	Jan. 01, 2023	Mar. 07, 2022	Sep. 30, 2021	Jun. 01, 2020	Sep. 30, 2016
Commitments and Contingencies [Line Items]
No longer paying the previous owner													$ 3,000		$ 3,000
Common stock shares issued (in Shares)																									36,821
Cancellation of share (in Shares)															119,670
Company settled															$ 90,000
Payments															30,000			$ 90,000			$ 90,000
Previously recognized expenses									$ 218,637	$ 218,637					624,000	$ 624,000
Outstanding amounts				$ 219,613
Total payable				110,000
Cash payment				25,000									$ 25,000	$ 2,222										$ 85,000
Notes payable				$ 85,000											$ 0	13,537											$ 900,000
Annual interest				3.00%									3.00%
Company pay				$ 2,472									$ 2,472
Invoices totaling		$ 3,500			$ 6,750		$ 276,430
Finance charges							$ 40,212
Note bears interest															10.00%				14.00%				26.00%
Settlement agreement			$ 16,500													154,562
Initial settlement amount			2,000
Monthly installments			2,900
Gain result of write off															531,231
Initial monthly rent																						$ 79				$ 5,154
Monthly lease payments						$ 4,542														$ 4,542
Lease payment in two years						4,679														4,679
Lease payment in three years						4,819														$ 4,819
Monthly common charges						1,481							37,121	$ 38,991
Lease liability													$ 140,561		$ 140,561
Minimum lease payments discount rate													12.00%		12.00%
Weighted average remaining lease term operating lease													2 years 2 months 1 day		2 years 8 months 1 day
Monthly payments								$ 500
Rent															$ 700
Leases rent expense															$ 76,117	$ 73,346
Agreed payment													$ 110,000
Monthly common charges						$ 1,481
Crane Machinery Inc [Member]
Commitments and Contingencies [Line Items]
Settlement agreement			2,000
Monthly installments			$ 2,900
Texas Wyoming Drilling, Inc. [Member]
Commitments and Contingencies [Line Items]
Amount of claim for unpaid bills													$ 75,000				$ 75,000
Legal Matters [Member]
Commitments and Contingencies [Line Items]
Monthly settlement													$3,000		$3,000
Future payments amount													$ 3,000		$ 3,000
Convertible Note [Member]
Commitments and Contingencies [Line Items]
Notes payable													$ 85,000
Professional fees											$ 161,700	$ 161,700
Convertible note amount											$ 90,000	$ 90,000
Note bears interest											5.00%	5.00%
Accrued accounts payable											$ 71,700	$ 71,700
Forecast [Member]
Commitments and Contingencies [Line Items]
Damages amount	$ 318,392